Details of Significant Accounts - Accounts receivable, schedule of ageing analysis of accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other current receivables [abstract]
Accounts receivable	$ 6,992	$ 7,756	$ 6,568
Not past due
Trade and other current receivables [abstract]
Accounts receivable	5,791	6,062
Up to 30 days
Trade and other current receivables [abstract]
Accounts receivable	594	851
31 to 90 days
Trade and other current receivables [abstract]
Accounts receivable	340	327
91 to 180 days
Trade and other current receivables [abstract]
Accounts receivable	196	417
Over 181 days
Trade and other current receivables [abstract]
Accounts receivable	$ 71	$ 99